Group balance sheet (Parenthetical) shares in Millions	6 Months Ended
Jun. 30, 2022 shares
Rio Tinto Plc
Statements [Line Items]
Weighted average number of ordinary shares outstanding (in shares)	1,249.3
Rio Tinto Limited
Statements [Line Items]
Weighted average number of ordinary shares outstanding (in shares)	371.2